Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 1,242,993	$ 2,041,984
Adjustments to reconcile net income to net cash used in operating activities:
Income from investments held in Trust Account	(9,126,178)	(4,187,504)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs	(205,275)
Changes in operating assets and liabilities:
Prepaid expenses	284,405	329,567
Advance from related party	900,000
Accounts payable	428,218	(880,791)
Accrued expenses	5,077,223	250,114
Income tax payable	(630,531)	802,367
Franchise tax payable	51,961	(79,906)
Net cash used in operating activities	(1,977,184)	(1,724,169)
Cash Flows from Investing Activities:
Investment income released from Trust Account to pay for taxes	2,548,365	167,553
Cash withdrawn for redemptions	188,132,132
Extension payments deposited in Trust Account	(1,800,000)
Net cash provided by investing activities	188,880,497	167,553
Cash Flows from Financing Activities:
Redemption of common stock	(188,132,132)
Net cash used in financing activities	(188,132,132)
Net decrease in cash	(1,228,819)	(1,556,616)
Cash – beginning of the period	1,287,986	2,844,602
Cash – end of the period	59,167	1,287,986
Supplemental cash flow information:
Federal income taxes paid	2,389,251
Supplemental disclosure of noncash activities:
Remeasurement of Class A common stock subject to possible redemption	8,967,458	2,918,429
Excise tax payable attributable to redemption of common stock	1,881,321
Reversal of transaction costs incurred in connection with IPO	$ 4,025,000